Consolidated companies as of December 31, 2018	12 Months Ended
Dec. 31, 2018
Consolidated companies as of December 31, 2018
Consolidated companies as of December 31, 2018

31. Consolidated companies as of December 31, 2018

		Year ended December 31,
		2018		2017	2016
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2018 vs 2017)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

BioFocus DPI AG in liquidation	Switzerland	100%		100%	100%
Discovery Partners International GmbH	Germany	0%		0%	100%
Fidelta d.o.o.	Croatia	100%		100%	100%
Galapagos B.V.	The Netherlands	100%		100%	100%
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	0%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate 1 BVBA	Belgium	100%	100%
Galapagos Real Estate 2 BVBA	Belgium	100%	100%
Galapagos SASU	France	100%		100%	100%
Galapagos, Inc. (formerly Biofocus, Inc.)	United States	100%		100%	100%
Xenometrix, Inc.	United States	100%		100%	100%

Discovery Partners International GmbH was voluntarily cancelled in 2017. In the fourth quarter of 2017 we incorporated a new legal entity in Basel, Switzerland: Galapagos GmbH. In the fourth quarter of 2018 we incorporated two new legal entities in Mechelen, Belgium: Galapagos Real Estate 1 BVBA and Galapagos Real Estate 2 BVBA.

There are no significant restrictions on the group’s ability to access or use assets and settle liabilities of one of the group’s subsidiaries.